Accounts and notes receivable, net - Schedule of Movement in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 43,820	$ 6,787	¥ 28,516
Provisions	221	34	18,732
Write-offs	(4,621)	(716)	(3,428)
Ending balance	¥ 39,420	$ 6,105	¥ 43,820